CURRENT DEBT FACILITIES (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of current debt facilities

		June 30, 2023	December 31, 2022
		$	$
Unsecured debentures - 2021	(a)	7,387	6,587
		7,387	6,587

a)	On October 5, 2021, the Company issued C$10.3 million in unsecured debentures with a maturity 12 months from the date of issue. On June 15, 2022, the maturity date of the debentures was extended to October 4, 2023, with the extension being treated as a modification of the original debt with the classification changing from current to long-term liabilities. As a result, a gain of $803 on modification of debt was recorded during the six months ended June 30, 2022. In connection with the extension, the Company cancelled 412,000 warrants from the previous agreement. On extension the Company issued 1,000,000 warrants to purchase common shares at an exercise price of C$2.25 per share. The value of these warrants was incorporated in the $803 gain on modification of debt. The warrants expire on the debt maturity date of October 4, 2023.